Other current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 208	$ 113
Income taxes receivable	0	143
Derivative instruments	0	38
Other	49	40
Total other current assets	$ 257	$ 334